UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22145

Federal Life Trust

(Exact name of registrant as specified in charter)

3750 West Deerfield Road
Riverwoods, Illinois 60015

 (Address of principal executive offices)

William S. Austin
President and Chief Operating Officer
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, Illinois 60015

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 233-3750

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

To our Shareholders: Management’s Discussion Regarding the Fund

The stock market wound up having a great year in 2009, albeit from the reactionary lows made in March when the financial crisis reached a boiling point.  The anticipatory function of the market, where stock prices rise before the recession officially ends, was at work for much of the year in 2009.

Looking ahead, it appears that both monetary and fiscal stimulus will continue to be used as weapons to fight deflation and rising unemployment.  The U.S. economy has been in a “balance sheet” recession, whereby consumer and corporate de-leveraging is a work in process and needs to run its course.

Meanwhile, inflation appears to be well in check as capacity utilization is significantly below the threshold level of 81% at 71.3%, and the labor market is unlikely to be tight anytime soon with the unemployment rate at 10%.  Inflation has never occurred in the U.S. without both of these metrics being tight.  This gives the Fed and the Treasury Department latitude on stimulus versus concerns about inflation.

Interestingly, the stock market made its stealth recovery over the last three quarters of the year while money actually flowed out of U.S. stock mutual funds.  Meanwhile, bond mutual funds were the recipient of huge inflows during the year.  Economic uncertainty and market volatility have caused many investors to be skittish and in some cases abandon their long-term asset allocation program.  Staying true to a well-defined asset allocation program that incorporates the right proportions of equity and fixed income investments relative to one’s time horizon and risk tolerance is critical for successful long-term investing.

/s/ William S. Austin
William S. Austin
President
Federal Life Trust

Federal Life Equity Portfolio

The Federal Life Equity Portfolio returned 7.7% for the period ending December 31, 2009 as measured from the inception of the portfolio on October 30, 2009.  By comparison, the S&P 500 Index and the MSCI EAFE Index returned 8.1% and 3.5% for the same period, respectively.

The best performing exchange-traded-funds (ETFs) in the portfolio in the period were the Vanguard REIT ETF and the iShares S&P Small Cap 600 ETF, which returned 16.8% and 10.8%, respectively.  The Vanguard European and the Vanguard Pacific ETFs performed least well in the period, returning 3.1% and 3.4% respectively.  The largest contribution to performance was from the SPDR S&P 500 Trust ETF.  The least contribution was generated from the iShares S&P GSSI Natural Resource ETF.

Federal Life Fixed Income Portfolio

The Federal Life Fixed Income Portfolio returned 0.0% for the period ending December 31, 2009 as measured from the inception of the portfolio on October 30, 2009.  By comparison, the Lipper General Bond Index and the Lipper General US Government Index returned -0.4% and -1.0% for the same period, respectively.

The best performing exchange-traded-funds (ETFs) in the portfolio in the period were the iShares High Yield Corporate Bond ETF and the iShares 1-3 Year Credit Bond ETF, which returned 3.9% and 0.5%, respectively.  The iShares 7-10 Year Treasury Bond and iShares 20+ Year Treasury Bond ETFs performed least well in the period, returning negative 2.6% and negative 5.4% respectively.  The largest positive contribution to performance was from the iShares High Yield Corporate Bond ETF.  The largest negative contribution to performance was from the iShares 20+ Year Treasury Bond ETF.

Federal Life Trust
(A Delaware Series Statutory Trust)

Financial Statements and
Supplementary Information
for the Year Ended December 31, 2009

Federal Life Trust
(A Delaware Series Statutory Trust)

Year Ended December 31, 2009

C o n t e n t s

Report of Independent Registered Public Accounting Firm	1-2
Financial Statements
Individual Series Statement of Assets and Liabilities	3
Individual Series Schedule of Investments	4-5
Individual Series Statement of Operations	6
Individual Series Statement of Changes in Net Assets	7
Notes to Individual Series Financial Statements	8-16
Supplementary Information (unaudited)
Expense Example	17
Trustees	18
Officers	19
Report of Independent Registered Public Accounting Firm on Internal Control Required by SEC Under Form N-SAR	20-21

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Federal Life Trust

We have audited the accompanying individual series statements of assets and liabilities, including the individual series schedule of investments of Federal Life Trust (A Delaware Series Statutory Trust) (the Trust) comprising the Equity and Fixed Income Portfolios as of December 31, 2009, and the related individual series statements of operations and changes in net assets, and the individual series financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above presents fairly, in all material respects, the financial position of each of the portfolios constituting the Federal Life Trust (A Delaware Series Statutory Trust) as of December 31, 2009, and the results of their operations and changes in their net assets for the year then ended, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America (GAAPUSA).

Our audit was conducted for the purpose of forming an opinion on the basic individual series financial statements taken as a whole. The supplementary information appearing on pages 17-19 is presented for purposes of additional analysis and is not a required part of the basic individual series  financial statements. Such information has not been subjected to the auditing procedures applied in  the audit of the basic individual series financial statements and, accordingly, we express no opinion on it.

/s/ Blackman Kallick, LLP

Blackman Kallick, LLP
Chicago, Illinois
March 1, 2010

Federal Life Trust
(A Delaware Series Statutory Trust)

Individual Series Statement of Assets and Liabilities

December 31, 2009

	Equity	Fixed Income
Assets	Portfolio	Portfolio
Short-term investments	$69,385	$42,669
Investments at fair value
Equity Portfolio (Cost $2,542,110)	2,639,196	-
Fixed Income Portfolio (Cost $1,018,532)	-	969,583
Amounts due from Federal Life	14,402	15,115
Investment receivable	2,838	2,567
Total Assets	2,725,821	1,029,934

Liabilities
Payables
Administration and fund accounting fees	3,822	3,822
Shareholder servicing fees	2,935	2,935
Directors' fees	1,640	1,640
Custody fees	1,208	1,208
Other accrued expense	17,901	17,901
Total Liabilities	27,506	27,506
Net Assets	$2,698,315	1,002,428

Net Assets Consist of
Paid-in-capital	$2,531,429	$1,008,458
Undistributed net investment income	415	-
Accumulated net realized gain on investments	-	250
Net unrealized appreciation (depreciation)
on investments	166,471	(6,280)
Net Assets	$2,698,315	1,002,428

Capital Stock, $ .001 Par Value
Authorized shares	Unlimited	Unlimited
Issued and outstanding shares	252,986	100,850
Net asset value and redemptions price per share
(net assets/share outstanding)	$10.67	$9.94

The accompanying notes are an integral part of the financial statements.

(Page 1)
Federal Life Trust
(A Delaware Series Statutory Trust)

Individual Series Schedule of Investments

December 31, 2009

	Number of	Equity
	Shares	Portfolio
Investment Companies / ETF's - 97.8%
Emerging Market – Emerging Market Debt - 7.9%
Vanguard Emerging Markets Stock ETF	5,200	$213,200

Growth & Income - 7.8%
iShares Dow Jones Select Dividend Index	4,800	210,768

Growth - Large Cap - 34.8%
SPDRs Trust Series 1	4,800	534,912
Vanguard Growth ETF	7,600	403,256

Growth Mid Cap - 11.0%
iShares S&P MidCap 400 Index	4,100	296,881

Growth- Small Cap - 9.1%
iShares S&P SmallCap 600 Index	4,500	246,240

Region Fund - Asian Pacific Ex Japan - 5.5%
Vanguard Pacific Stock ETF	2,900	148,828

Region Fund - European - 7.2%
Vanguard European ETF	4,000	193,920

Sector Fund - Energy -1.8%
iShares S&P North American Natural Resources	1,400	48,034

Sector Fund - Real Estate - 3.0%
Vanguard REIT Index ETF	1,800	80,532

Value - Large Cap - 9.7%
Vanguard Value ETF	5,500	262,625

Total Investment Companies / ETFs
(Cost $2,472,725) - 97.8%	46,600	2,639,196

Money Market Fund - 2.6%
Federated Prime Obligations Fund, Institutional Class	69,385	69,385

Total Investments
(Cost $2,542,110) - 100.4%	115,985	2,708,581

Liabilities less other assets - (.4)%		(10,266)

Total Net Assets - 100%		$2,698,315

The accompanying notes are an integral part of the financial statements.

(Page 2)
Federal Life Trust
(A Delaware Series Statutory Trust)

Individual Series Schedule of Investments

December 31, 2009

	Number of	Fixed Income
	Shares	Portfolio
Investment Companies / ETF's - 96.7%
Asset Backed Securities - 15.9%
iShares Barclays MBS Bond	1,500	$159,060

Corporate/Preferred - High Yield - 8.1%
iShares iBoxx $ High Yield Corporate Bond	925	81,252

Corporate/Preferred - Investment Grade - 22.3%
iShares iBoxx $ Invest Grade Corp. Bond	2,150	223,922

Government/Agency - 34.2%
iShares Barclays 1-3 Year Credit Bond	480	49,901
iShares Barclays TIPS Bond	700	72,730
Vanguard Total Bond Market ETF	2,800	220,052

Government/Agency - Intermediate Term - 7.0%
iShares Barclays 3-7 Year Treasury Bond	440	48,470
iShares Barclays 7-10 Year Treasury Bond	250	22,150

Government/Agency - Intermediate/Long Term- 9.2%
iShares Barclays 1-3 Year Treasury Bond	550	45,622
iShares Barclays 10-20 Year Treasury Bond	225	23,956
iShares Barclays 20+ Year Treasury Bond	250	22,468

Total Investment Companies/ETFs
(Cost $975,863) - 96.7%	10,270	969,583

Money Market Fund - 4.3%
Federated Prime Obligations Fund, Institutional Class	42,669	42,669

Total Investments
(Cost $1,018,532) - 101%	52,939	1,012,252

Liabilities less other assets - (1)%		(9,824)

Total Net Assets - 100%		$1,002,428

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)

Individual Series Statement of Operations

Year Ended December 31, 2009

	Equity	Fixed Income
	Portfolio	Portfolio
Investment Income
Dividends	$26,583	$6,650
Interest income	44	22

Total Investment income	26,627	6,672

Expenses
Professional fees	12,805	12,805
Administration and fund accounting fees	7,767	7,767
Shareholder servicing fees	2,934	2,934
Reports to shareholders	1,942	1,942
Directors' fees	1,640	1,640
Custody fees	1,208	1,208
Management fees	1,142	435
Federal and state registration fee	242	242
Other expenses	3,049	3,049
Total Expenses	32,729	32,022

Expenses Reimbursed	(30,446)	(31,152)

Net Investment Income	24,344	5,802

Unrealized Gains (Losses) on Investments	166,471	(6,280)

Realized Gain - Capital Gain Dividends	-	406

Net Increase (Decrease) in Net Assets
Resulting from Operations	$190,815	$(72)

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)

Individual Series Statement of Changes in Net Assets

Year Ended December 31, 2009

	Equity	Fixed Income
	Portfolio	Portfolio
Change in Net Assets from Operations
Net investment income	$24,344	$5,802
Capital gain dividends from mutual funds	-	406
Unrealized gains (losses) on investments	166,471	(6,280)

Net Increase (Decrease) in Net Assets Resulting from Operations	190,815	(72)

Distributions from Ordinary Income to Shareholders	(23,946)	(5,965)

Capital Share Transactions
Proceeds from sale of shares	2,507,500	1,002,500
Proceeds from reinvestment of distributions	23,946	5,965

Net Increase from Capital Share Transactions	2,531,446	1,008,465

Net Increase in Net Assets	2,698,315	1,002,428

Net Assets
Beginning of year (Note 1)	-	-

Total Net Assets, End of Year	$2,698,315	$1,002,428

Transactions in Shares
Shares sold	250,742	100,250
Proceeds from reinvestment of distributions	2,244	600

Ending Shares	252,986	100,850

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)

Notes to Individual Series Financial Statements

Year Ended December 31, 2009

Note 1 - Industry Operations

The Federal Life Trust (the Trust) was organized on November 16, 2007 as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940. The Trust is an open-end, series management investment company with two Portfolios, the Federal Life Fixed Income Portfolio and the Federal Life Equity Portfolio (each a Portfolio and collectively the Portfolios). The Portfolios are investment vehicles for individual variable deferred annuity contracts issued by Federal Life Variable Annuity Account-A, a separate account. Shares of the Portfolios are offered only to Federal Life Insurance Company (Mutual) and the separate account to fund the benefits of individual variable deferred annuity contracts. Shares are not offered to the general public.

The Federal Life Fixed Income Portfolio seeks to provide investors with current income and preservation of capital. The Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of exchange-traded funds (each, an ETF or Underlying ETF and collectively, ETFs or Underlying ETFs).

The Federal Life Equity Portfolio seeks to provide investors with capital appreciation. The Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of ETFs.

The Trust had only one transaction in 2008, which was an initial contribution from Federal Life Insurance Company (Mutual) of $100,000. The $100,000 was invested in the portfolios on October 30, 2009 and is included in the proceeds from sale of shares in the statement of changes in net assets for the year ended December 31, 2009.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The financial statements are presented on the accrual basis of accounting.

Valuation of Investments

Investments in securities traded on a national securities exchange, including ETFs, are valued at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Life Trust
(A Delaware Series Statutory Trust)

Notes to Individual Series Financial Statements

Year Ended December 31, 2009

Note 2 - Summary of Significant Accounting Policies (Continued)

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one portfolio are allocated in proportion to the net assets of each portfolio except where allocation of direct expenses to each portfolio or an alternative allocation method can be more appropriately made.

Income Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal or state income tax provision is required.

The Trust’s adoption of the Income Tax Topic regarding uncertain tax positions of GAAPUSA on January 1, 2009 had no effect on its financial position as management believes the Trust has no material unrecognized income tax benefits. The Trust would account for any potential interest or penalties related to possible future liabilities for unrecognized income tax benefits as income tax expense. Prior to adoption of the Income Tax Topic, the Trust accounted for tax positions under a contingent loss model, requiring recognition of a tax liability when it was both (1) probable that it had been incurred as of year-end and (2) the amount could be reasonably estimated.

Distributions to Shareholders

The Portfolios declare and pay dividends annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Life Trust
(A Delaware Series Statutory Trust)

Notes to Individual Series Financial Statements

Year Ended December 31, 2009

Note 3 - Investment Advisory Agreement

The Trust, on behalf of the Portfolios, has entered into an Investment Advisory Agreement (the Agreement) with FLC Investment Management Company, LLC (the Adviser), which is a wholly owned subsidiary of Federal Life Insurance Company (Mutual). Under the terms of the Agreement, the Portfolios pay a monthly investment advisory fee to the Adviser at the annual rate of 0.25% of the Portfolios’ average daily net assets. The Adviser has selected Alley Company, LLC, an independent SEC-registered investment adviser that specializes in separate account equity investment management, to serve as the Subadviser to each Portfolio (Alley Company or Subadviser). Under the terms of the Investment Subadvisory Agreement between the Trust, the Adviser and the Subadviser (the Subadvisory Agreement), the Subadviser receives a management fee (the Subadviser Management Fee), payable monthly, for the performance of its services. The annual Subadviser Management Fee is paid out of the Adviser Management Fee and is equal to 0.25% of the average net assets of each Portfolio.

The Adviser has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 0.50% of the Portfolios’ average daily net assets until August 28, 2010. For the year ended December 31, 2009, the Adviser waived all of its advisory fees and reimbursed other expenses totaling $31,152 for the Federal Life Fixed Income Portfolio and $30,446 for the Federal Life Equity Portfolio. The Adviser may recover from the Portfolios fees and expenses previously waived or reimbursed if a Portfolios’ expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred. As of December 31, 2009, the amount of these potentially recoverable expenses was $31,152 for the Federal Life Fixed Income Portfolio and $30,446 for the Federal Life Equity Portfolio. The Adviser is permitted to seek reimbursement from the Portfolios for three fiscal years following the fiscal year in which such reimbursements occurred.

FED Mutual Financial Services, Inc. (the Distributor) serves as the principal underwriter and national distributor for the shares of the Portfolios. UMB Fund Services, Inc. (UMBFS) serves as the Portfolios’ fund accountant and administrator. UMBFS also serves as the Portfolios’ transfer agent and UMB Bank, N.A. (UMBNA), an affiliate of UMBFS, serves as the Portfolios’ custodian.

Certain trustees and officers of the Trust are trustees and officers of one or more of the above affiliates. The Portfolios do not compensate trustees and officers affiliated with the Portfolios.

Federal Life Trust
(A Delaware Series Statutory Trust)

Notes to Individual Series Financial Statements

Year Ended December 31, 2009

Note 4 - Federal Income Taxes

The Trust intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the Code), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for federal income or excise taxes.

The character of distributions made during the year from net investment loss or net realized gain may differ from character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

As of December 31, 2009, the cost of securities, on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Equity	Fixed Income
	Portfolio	Portfolio

Cost of Investments	$2,542,110	$1,018,532

Gross Unrealized Appreciation	168,259	2,526
Gross Unrealized Depreciation	(1,788)	(8,806)

Net Unrealized Appreciation
(Depreciation) on Investments	$166,471	$(6,280)

As of December 31, 2009, the components of accumulated earnings were as follows:

	Equity	Fixed Income
	Portfolio	Portfolio
Undistributed ordinary income	$415	$-

Undistributed long-term capital gains	-	250

Accumulated earnings	415	250
Net unrealized appreciation(depreciation)	166,471	(6,280)

Total Accumulated Earnings	$166,886	$(6,030)

Federal Life Trust
(A Delaware Series Statutory Trust)

Notes to Individual Series Financial Statements

Year Ended December 31, 2009

Note 4 - Federal Income Taxes  (Continued)

The tax characters of distributions paid during the taxable year ended December 31, 2009 were as follows:

	Equity	Fixed Income
	Portfolio	Portfolio
Distributions Paid from Ordinary Income	$23,946	$5,965

For the taxable year ended December 31, 2009, 17% and 0% of dividends paid from net investment income including short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Federal Life Equity and Federal Life Fixed Income Portfolios, respectively.

Note 5 - Investment Transactions

For the year ended December 31, 2009, cost of purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Equity Portfolio	$2,472,725	$-
Fixed Income Portfolio	975,908	-
	$3,448,633	$-

Federal Life Trust
(A Delaware Series Statutory Trust)

Notes to Individual Series Financial Statements

Year Ended December 31, 2009

Note 6 - Fair Value Measurements

GAAPUSA defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. GAAPUSA describes three approaches to measuring the fair value of assets and liabilities: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk. Level 1 inputs are given the highest priority in the hierarchy while Level 3 inputs are given the lowest priority. Assets and liabilities carried at fair value are classified in one of the following three categories based on the nature of the inputs to the valuation technique used:

•
Level 1 - Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 - Observable market-based inputs or unobservable inputs that are corroborated by market data.
•
Level 3 - Unobservable inputs that are not corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Federal Life Trust
(A Delaware Series Statutory Trust)

Notes to Individual Series Financial Statements

Year Ended December 31, 2009

Note 6 - Fair Value Measurements (Continued)

The following tables set forth by level within the fair value hierarchy the company’s assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2009. As required by GAAPUSA, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Trust’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect their placement within the fair value hierarchy.

		Recurring Fair Value Measurement at Reporting Date
Description	Fair Value as of December 31, 2009	Quoted Prices in Active Markets for Identical Assets ( Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Equity Portfolio
Assets
Investment Companies, ETFs	$2,639,196	$2,639,196	$-	$-
Money Market Fund	69,385	69,385	-	-

Fixed Income Portfolio
Assets
Investment Companies, ETFs	969,583	969,583	-	-
Money Market Fund	42,669	42,669	-	-
	$3,720,833	$3,720,833	$-	$-

All Investment Companies/ETFs held in the Portfolios are Level 1 securities. For a detailed breakout of the Investment Companies/ETFs by investment objective, please refer to Individual Series Schedule of Investments.

Federal Life Trust
(A Delaware Series Statutory Trust)

Notes to Individual Series Financial Statements

Year Ended December 31, 2009

Note 7 - Financial Statement Highlights
	Equity		Fixed Income
	Portfolio		Portfolio
Selected per Share Data
Net asset value, beginning of year	$10.00		$10.00

Income (loss) from investment operations
Net income	0.10		0.06
Net realized and unrealized gain on investments	0.67		(0.06)

Total income from investment operations	0.77		-

Distributions and other
Less distributions from realized gains	-		-
Less income distributions	(0.10)		(0.06)
Redemptions fees	-		-

Total distribution and other	(0.10)		(0.06)

Net asset value, end of year	$10.67		$9.94

Total Return	7.65%	(a)	0.00%	(a)

Ratios and Supplemental Data
Net assets, end of year (000's)	$2,698.00		$1,002.00

Ratio of operating expense to average net assets
With expense reimbursement	0.50%	(b)	0.50%	(b)
Without expense reimbursement	7.17%	(b)	18.40%	(b)
Ratio of net investment income (loss)
to average net assets
With expense reimbursement	5.33%	(b)	3.33%	(b)
Without expense reimbursement	(1.34)%	(b)	(14.57)%	(b)
Portfolio turnover rate	0.00%		0.00%

(a) - Not Annualized
(b) - Annualized

 Federal Life Trust
(A Delaware Series Statutory Trust)

Notes to Individual Series Financial Statements

Year Ended December 31, 2009

Note 8 – Indemnifications

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations, which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Federal Life Trust
(A Delaware Series Statutory Trust)

Supplementary Information (Unaudited)

Year Ended December 31, 2009

EXPENSE EXAMPLE
As a shareholder of the Federal Life Trust Portfolios (the “Portfolios”), you incur ongoing costs, including management fees and other Portfolio expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Portfolio or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 30, 2009 to December 31, 2009.

Actual Expenses
The first line of the following table under each Portfolios' name entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the following table under each Portfolio's name entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

				EXPENSES
				PAID
	BEGINNING	ENDING		DURING
	ACCOUNT	ACCOUNT	ANNUALIZED	PERIOD
	VALUE	VALUE	EXPENSE	10/30/09 -
PORTFOLIO	10/30/09	12/31/09	RATIO	12/31/09*

Federal Life Equity Portfolio
Actual	$1,000.00	$1,076.50	0.50%	$0.90
Hypothetical	1,000.00	1,024.14	0.50%	0.87

Federal Life Fixed Income Portfolio
Actual	1,000.00	1,000.00	0.50%	0.86
Hypothetical	1,000.00	1,024.14	0.50%	0.87

*
Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (63), then divided by the number of days in the fiscal year (365) (to reflect actual days in the period). The Portfolios commenced operations on October 30, 2009.

See report of independent registered public accounting firm regarding supplemental information.

Federal Life Trust
(A Delaware Series Statutory Trust)

Supplementary Information (Unaudited)

Year Ended December 31, 2009

Independent Trustees
Number of
Portfolios in
				Portfolio	Other
	Position	Term of Office		Complex	Trusteeships
	with the	and Length of	Principal Occupation(s)	Overseen by	Held By
Name, Address and Age	Portfolio	Time Served	During Last 5 years	Trustee	Trustee

Paul H. Berghoff, Jr.(1)	Trustee	Since 2008	Mr. Berghoff is President of Berghoff &	2	None
3720 West Deerfield Road			Company, Inc., a registered broker-
Riverwoods, Illinois 60015			dealer, since March 2001. He is also
(44)			President of Berghoff & Company
Capital Management, Inc., a registered
investment adviser with the state of
Illinois, since January 2002.

Lawrence P. Meehan(1)	Trustee	Since 2008	Mr. Meehan is a Principal of Reinhart	2	None
3720 West Deerfield Road			Partners, Inc., an SEC registered
Riverwoods, Illinois 60015			investment adviser, since October
(58)			1992.

Interested Trustees
				Number of	Other
	Position	Term of Office		Portfolios in	Trusteeships
	with the	and Length of	Principal Occupation(s)	Portfolio Complex	Held By
Name, Address and Age	Portfolio	Time Served	During Last 5 years	Overseen by Trustee	Trustee

William S. Austin(1)(2)(3)	Trustee	Since 2008	Mr. Austin is the President and Chief	2	None
3720 West Deerfield Road			Operating Officer of Federal Life
Riverwoods, Illinois 60015			Insurance Company (Mutual) since
(46)			February 2002. He is also Executive
Vice President of FED Mutual Financial
Services, Inc. since February 2007.

See report of independent registered public accounting firm regarding supplemental information.

Federal Life Trust
(A Delaware Series Statutory Trust)

Supplementary Information (Unaudited)

Year Ended December 31, 2009

Officers
	Position	Term of Office
	with the	and Length of	Principal Occupation(s)
Name, Address and Age	Portfolio	Time Served	During last 5 years

William S. Austin(1)(2)(3)	President	Since 2008	Mr. Austin is the President and Chief
3720 West Deerfield Road			Operating Officer of Federal Life
Riverwoods, Illinois 60015			Insurance Company (Mutual) since
(46)			February 2002. He is also Executive
Vice President of FED Mutual Financial
Services, Inc. since February 2007.

Fred T. Barth(3)	Treasurer	Since 2008	Mr. Barth is the Controller and
3720 West Deerfield Road			Accounting Officer of Federal Life
Riverwoods, Illinois 60015			Insurance Company (Mutual) since
(64)			June 1996. He is also Treasurer of FED
Mutual Financial Services, Inc. since
October 1996.

Christine Q. Kaefer(4)	Chief	Since 2008	Ms. Kaefer is the Marketing Services
3720 West Deerfield Road	Compliance		Officer of Federal Life Insurance
Riverwoods, Illinois 60015	Officer		Company (Mutual) since November
(52)			1987. She is also Chief Compliance
Officer of FED Mutual Financial
Services, Inc. since February 1988.

Judy A. Manning(3)	Secretary	Since 2008	Ms. Manning is the Secretary of
3720 West Deerfield Road			Federal Life Insurance Company
Riverwoods, Illinois 60015			(Mutual) since June 2006, and the
(59)			Secretary to the Chairman as CEO since
July 1977.

(1)	Each Trustee serves for an indefinite term, until his or her resignation, death or removal.
(2)	William S. Austin is considered to be an Interested Trustee of the Trust within the meaning of the 1940 Act.
(3)	Such officer holds office until his or her successor is chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified.
(4)	Such officer holds office at the pleasure of the Trustees.

Except for their service on the Trust’s Board of Trustees, the independent trustees named above have not held any positions during the past two years with any Portfolio, the Adviser,  the Subadviser or the Distributor, or any affiliate of the foregoing.

Total  remuneration paid to the independent trustees and FLC Investment Management Company, LLC, the investment adviser to the Portfolios and the only affiliate of the officers and trustees of the Trust who was compensated by the Trust for the applicable period, was $14,327 for the period ended December 31, 2009.

The Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request, by calling toll-free 1-800-223-3750  or on the Securities and Exchange Commission's (the "SEC") website at www.sec.gov.

Portfolio Holdings

The Trust files its complete schedule of portfolio holdings for each Portfolio with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Copies of the Trust’s Forms N-Q are available without a charge, upon request, by contacting Federal Life Insurance Company (Mutual) at 3750 West Deerfield Road, Riverwoods, Illinois 60015, calling 1-800-233-3750 or accessing the SEC's website at www.sec.gov. You may also review and copy the Trust’s Forms N-Q at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-800-732-0330.

Proxy Voting

The Trust has delegated the responsibility for voting proxies to the Adviser as part of the Adviser’s general management of the Portfolio, subject to continuing oversight by the Board of Trustees.  Portfolio policies and procedures used to determine how to vote proxies relating to portfolio securities and a summary of how the Adviser voted Portfolio proxies during the most recent 12-month period ending June 30, 2009, are available without charge, upon request, by calling toll-free 1-800-233-3750 or on the SEC’s website at www.sec.gov.

See report of independent registered public accounting firm on supplemental information.

Report of Independent Registered Public Accounting Firm
on Internal Control Required by SEC under Form N-SAR

To the Board of Directors of Federal Life Trust

In planning and performing our audit of the individual series financial statements of Federal Life Trust (A Delaware Series Statutory Trust, the Trust) as of and for the year ended December 31, 2009, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Trust’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (GAAPUSA). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAPUSA, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a  deficiency, or combination of deficiencies, in internal control over financial reporting, such that there  is a reasonable possibility that a material misstatement of the Trust’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Trust’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2009.

This report is intended solely for the information and use of management and the Board of Directors of Federal Life Trust (A Delaware Series Statutory Trust) and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Blackman Kallick, LLP

Blackman Kallick, LLP
Chicago, Illinois
March 1, 2010

Item 2.  Code of Ethics

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. During the period covered by this report, there have been no amendments to a provision of the registrant’s code of ethics that relate to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. Due to the fact that the registrant had not commenced investment activity until October 30, 2009, the registrant’s Waiver and Exemption Committee granted waivers to all access persons from compliance with the personal trading restrictions of the code of ethics and the timely filing of certain reports required by the code of ethics for the period beginning on January 1, 2009 and ending on October 29, 2009. The registrant’s code of ethics is attached as an exhibit to this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The Board of Trustees of the registrant has determined that Paul H. Berghoff, Jr., the Chairperson of the Audit Committee, qualifies as an “audit committee financial expert”, as such term is defined in paragraph (b) of Item 3 of Form N-CSR, and is an “independent” trustee within the meaning of paragraph (a)(2) of Item 3 of Form N-CSR. Mr. Berghoff has served as President of Berghoff & Company, Inc., a registered broker-dealer, since March 2001. He has also been President of Berghoff & Company Capital Management, Inc., a registered investment adviser with the state of Illinois, since January 2002. As part of those roles, Mr. Berghoff has served as the principal financial officer of both of those entities.

Item 4.  Principal Accountant Fees and Services

(a)
Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were expected to be approximately $7,500 for the fiscal year ended December 31, 2009 and $12,000 for the fiscal year ended December 31, 2008. These fees were incurred and paid by Federal Life Insurance Company (Mutual).

(b)
Audit-Related Fees: The aggregate fees billed for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2009 and $0 for the fiscal year ended December 31, 2008. The aggregate fees billed for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that are reasonably related to the performance of the audit of the registrant’s financial statements, that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and that are not reported under paragraph (a) of this Item, were $0 for the fiscal year ended December 31, 2009 and $0 for the fiscal year ended December 31, 2008.

(c)
Tax Fees: The aggregate fees billed for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ended December 31, 2009 and $0 for the fiscal year ended December 31, 2008. The aggregate fees billed for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, for tax compliance, tax advice and tax planning that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 for the fiscal year ended December 31, 2009 and $0 for the fiscal year ended December 31, 2008.

(d)
All Other Fees: The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 for the fiscal year ended December 31, 2009 and $0 for the fiscal year ended December 31, 2008. The aggregate fees billed for products and services provided by the principal accountant to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraph (a) through (c) of this Item, were $0 for the fiscal year ended December 31, 2009 and $0 for the fiscal year ended December 31, 2008.

(e)
(1) The registrant’s Audit Committee is required to pre-approve all audit and non-audit services performed for the registrant by the registrant’s principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee is also required to pre-approve certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated must report any pre-approval decisions to the full Audit Committee at its next regularly scheduled meeting. Notwithstanding the foregoing, under certain circumstances, pre-approval of non-audit services of a de minimis amount is not required.

(2) No services described in paragraphs (b) through (d) of this Item, including services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, were approved by the registrant’s Audit Committee pursuant to the waiver provisions of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended December 31, 2009 and $0 for the fiscal year ended December 31, 2008.

(h)
Because there were no non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, the registrant’s Audit Committee was not asked to consider whether the provision of non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant which were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Filed as an attachment to this filing.

	(2)
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

	(3)	Not applicable.

(b)
Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Federal Life Trust

/s/ William S. Austin
William S. Austin
President & Trustee
March 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William S. Austin
William S. Austin
President & Trustee
March 3, 2010

/s/ Fred T. Barth
Fred T. Barth
Treasurer
March 3, 2010